Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Carrying Amounts of Goodwill
There were no changes in the carrying amount of goodwill during the three months ended December 30, 2016.

	Operating Segment
(in thousands)	Electrical Raceway	Mechanical Products & Solutions	Total
Balance at December 30, 2016
Goodwill	$80,564	$82,189	$162,753
Accumulated impairment losses	(3,924)	(43,000)	(46,924)
	$76,640	$39,189	$115,829

Changes in the carrying amount of goodwill are as follows:

	Segment
(in thousands)	Electrical Raceway	Mechanical Products & Solutions	Total
Balance as of September 26, 2014
Goodwill	$75,253	$82,189	$157,442
Accumulated impairment losses	—	(43,000)	(43,000)
Total	75,253	39,189	114,442
Goodwill acquired during year	5,311	—	5,311
Impairment losses	(3,924)	—	(3,924)
Total	$76,640	$39,189	$115,829
Balance as of September 25, 2015
Goodwill	$80,564	$82,189	$162,753
Accumulated impairment losses	(3,924)	(43,000)	(46,924)
Total	$76,640	$39,189	$115,829
Balance at September 30, 2016
Goodwill	$80,564	$82,189	$162,753
Accumulated impairment losses	(3,924)	(43,000)	(46,924)
Total	$76,640	$39,189	$115,829

Schedule of Major Classes of Finite-Lived Intangible Assets
The following table provides the gross carrying value, accumulated amortization, and net carrying value for each major class of intangible assets:

		December 30, 2016			September 30, 2016
($ in thousands)	Weighted Average Useful Life (Years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Amortizable intangible assets:
Customer Relationships	12	$249,245	$(102,668)	$146,577	$249,245	$(97,484)	$151,761
Other	7	16,943	(8,051)	8,892	16,943	(7,647)	9,296
Total		266,188	(110,719)	155,469	266,188	(105,131)	161,057
Indefinite-lived intangible assets:
Trade names		93,880	—	93,880	93,880	—	93,880
Total		$360,068	$(110,719)	$249,349	$360,068	$(105,131)	$254,937

The following table provides the gross carrying value, accumulated amortization, and net carrying value for each major class of intangible assets:

		September 30, 2016			September 25, 2015
($ in thousands)	Weighted Average Useful Life (Years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Amortizable Intangible Assets:
Customer relationships	12	$249,245	$(97,484)	$151,761	$249,245	$(77,112)	$172,133
Other	7	16,943	(7,647)	9,296	16,943	(5,781)	11,162
Total		266,188	(105,131)	161,057	266,188	(82,893)	183,295
Indefinite-lived Intangible Assets:
Trade names		93,880	—	93,880	93,880	—	93,880
Total		$360,068	$(105,131)	$254,937	$360,068	$(82,893)	$277,175

Schedule of Major Classes of Indefinite-Lived Intangible Assets
The following table provides the gross carrying value, accumulated amortization, and net carrying value for each major class of intangible assets:

		December 30, 2016			September 30, 2016
($ in thousands)	Weighted Average Useful Life (Years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Amortizable intangible assets:
Customer Relationships	12	$249,245	$(102,668)	$146,577	$249,245	$(97,484)	$151,761
Other	7	16,943	(8,051)	8,892	16,943	(7,647)	9,296
Total		266,188	(110,719)	155,469	266,188	(105,131)	161,057
Indefinite-lived intangible assets:
Trade names		93,880	—	93,880	93,880	—	93,880
Total		$360,068	$(110,719)	$249,349	$360,068	$(105,131)	$254,937

The following table provides the gross carrying value, accumulated amortization, and net carrying value for each major class of intangible assets:

		September 30, 2016			September 25, 2015
($ in thousands)	Weighted Average Useful Life (Years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Amortizable Intangible Assets:
Customer relationships	12	$249,245	$(97,484)	$151,761	$249,245	$(77,112)	$172,133
Other	7	16,943	(7,647)	9,296	16,943	(5,781)	11,162
Total		266,188	(105,131)	161,057	266,188	(82,893)	183,295
Indefinite-lived Intangible Assets:
Trade names		93,880	—	93,880	93,880	—	93,880
Total		$360,068	$(105,131)	$254,937	$360,068	$(82,893)	$277,175

Schedule of Expected Amortization Expense for Intangible Assets
Amortization expense for the three months ended December 30, 2016 and December 25, 2015 was $5,589 and $5,517, respectively. Expected amortization expense for intangible assets for the remainder of 2017 and over the next five years and thereafter is as follows:

Remaining 2017	$16,228
2018	21,399
2019	21,235
2020	21,256
2021	20,558
2022	19,746
Thereafter	35,047

Expected amortization expense for intangible assets over the next five years and thereafter is as follows:

2017	21,817
2018	21,399
2019	21,235
2020	21,256
2021	20,558
Thereafter	54,792